Share-based Payment Arrangements (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Inputs Related to Fair Value of Share Options

Share options granted by the Company and USISH in 2015 were measured using the Hull & White Model (2004) incorporated with Ritchken’s Trinomial Tree Model (1995) and the Black-Scholes Option Pricing Model, respectively, and the inputs to the models were as follows:

	ASE Inc.	USISH

Share price at the grant date	NT$36.5	CNY15.2
Exercise prices	NT$36.5	CNY15.5
Expected volatility	27.02%	40.33%-45.00%
Expected lives	10 years	10 years
Expected dividend yield	4.00%	0.87%
Risk free interest rates	1.34%	3.06%-3.13%

ASE Inc. option plans [member]
Summary of Information About Share Options

Information about share options was as follows:

	For the Year Ended December 31
	2015		2016		2017
		Weighted		Weighted		Weighted
		Average		Average		Average
	Number of	Exercise	Number of	Exercise	Number of	Exercise
	Options	Price	Options	Price	Options	Price
	(In	Per Share	(In	Per Share	(In	Per Share
	Thousands)	(NT$)	Thousands)	(NT$)	Thousands)	(NT$)

Balance at January 1	209,745	$20.7	252,607	$26.6	210,795	$27.3
Options granted	94,270	36.5	-	-	-	-
Options forfeited	(1,975)	30.3	(6,056)	34.6	(5,407)	36.3
Options expired	(730)	11.1	-	-	(1,790)	21.1
Options exercised	(48,703)	20.6	(35,756)	20.9	(67,637)	21.0

Balance at December 31	252,607	26.6	210,795	27.3	135,961	30.2

Options exercisable, end of year	158,103	20.8	123,007	20.8	85,642	26.5

Weighted-average fair value of options granted (NT$)	$ 7.18~7.39		$-		$-

Summary of Outstanding Share Options

Information about the Company’s outstanding share options at each balance sheet date was as follows:

	Range of Exercise Price Per Share (NT$)	Weighted Average Remaining Contractual Life (Years)

December 31, 2016
4th share options	$20.4-22.6	2.5
5th share options	36.5	8.7

December 31, 2017

4th share options	20.4-22.6	2.5
5th share options	36.5	7.7

ASE Mauritius Inc. option plan [member]
Summary of Information About Share Options

Information about share options was as follows:

	For the Year Ended December 31
	2015		2016		2017
	Number of	Exercise	Number of	Exercise	Number of	Exercise
	Options	Price	Options	Price	Options	Price
	(In	Per Share	(In	Per Share	(In	Per Share
	Thousands)	(US$)	Thousands)	(US$)	Thousands)	(US$)

Balance at January 1	28,545	$1.7	28,470	$1.7	28,470	$1.7
Options forfeited	(75)	1.7	-	-	(250)	1.7
Options expired	-	-	-	-	(28,220)	1.7

Balance at December 31	28,470	1.7	28,470	1.7	-	-

Options exercisable, end of year	28,470	1.7	28,470	1.7	-	-

USIE option plans [member]
Summary of Information About Share Options

Information about share options was as follows:

For the Year Ended December 31
	2015		2016		2017
		Weighted		Weighted		Weighted
		Average		Average		Average
	Number of	Exercise	Number of	Exercise	Number of	Exercise
	Options	Price	Options	Price	Options	Price
	(In	Per Share	(In	Per Share	(In	Per Share
	Thousands)	(US$)	Thousands)	(US$)	Thousands)	(US$)

Balance at January 1	34,159	$2.1	29,695	$2.1	25,933	$2.2

(continued)

	For the Year Ended December 31
	2015		2016		2017
		Weighted		Weighted		Weighted
		Average		Average		Average
	Number of	Exercise	Number of	Exercise	Number of	Exercise
	Options	Price	Options	Price	Options	Price
	(In	Per Share	(In	Per Share	(In	Per Share
	Thousands)	(US$)	Thousands)	(US$)	Thousands)	(US$)
Options forfeited	(84)	$2.8	-	$-	-	$-
Options exercised	(4,380)	1.9	(3,762)	2.0	(377)	1.9

Balance at December 31	29,695	2.1	25,933	2.2	25,556	2.2

Options exercisable, end of year	28,106	2.1	25,933	2.2	25,556	2.2

Summary of Outstanding Share Options

Information about USIE’s outstanding share options at each balance sheet date was as follows:

	Range of Exercise Price Per Share (US$)	Weighted Average Remaining Contractual Life (Years)

December 31, 2016
1st share options	$1.5	4.0
2nd and 3rd share options	2.4-2.9	3.9

December 31, 2017
1st share options	$1.5	3.0
2nd and 3rd share options	2.4-2.9	2.9

USISH option plans [member]
Summary of Information About Share Options

Information about share options was as follows:

For the Year Ended December 31
	2015		2016		2017
		Weighted		Weighted		Weighted
		Average		Average		Average
	Number of	Exercise	Number of	Exercise	Number of	Exercise
	Options	Price	Options	Price	Options	Price
	(In	Per Share	(In	Per Share	(In	Per Share
	Thousands)	(CNY)	Thousands)	(CNY)	Thousands)	(CNY)

Balance at December 31	-	$-	26,627	$15.5	24,997	$15.5

(continued)

	For the Year Ended December 31
	2015		2016		2017
		Weighted		Weighted		Weighted
		Average		Average		Average
	Number of	Exercise	Number of	Exercise	Number of	Exercise
	Options	Price	Options	Price	Options	Price
	(In	Per Share	(In	Per Share	(In	Per Share
	Thousands)	(CNY)	Thousands)	(CNY)	Thousands)	(CNY)

Options granted	26,640	$15.5	-	$-	-	$-
Options forfeited	(13)	15.5	(1,630)	15.5	(2,656)	15.5

Balance at December 31	26,627	15.5	24,997	15.5	22,341	15.5

Options exercisable, end of year	-	-	-	-	8,896	15.5

(concluded)

New shares reserved for subscription by employees under cash capital increase [member]
Summary of Information About Share Options

Information about the Company’s employee share options related to the aforementioned newly issued shares was as follows:

Number of Options (In Thousand)

Options granted for the year ended December 31, 2017	30,000
Options exercised for the year ended December 31, 2017	25,164
Weighted-average fair value of options granted (NT$ per share)	$2.80

Summary of Inputs Related to Fair Value of Share Options

Fair value was measured using the Black-Scholes Option Pricing Model and the inputs to the model were as follows:

Share price at the grant date	NT$36.55 per share
Exercise price	NT$34.30 per share
Expected volatility	27.15%
Expected lives	47 days
Expected dividend yield	-
Risk free interest rate	0.37%